Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON TAX FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 17, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2014